Insurance - Schedule of Components of Insurance Claims and Policyholder Liabilities (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Claim reserves	$ 158	$ 177	$ 70	$ 68
Payable to OMH	586	662
Insurance claims and policyholder liabilities	757	747
Unearned premium and claim reserves and liability of benefit reserves	1,343	1,409
Insurance claims and policyholder liabilities assumed from other insurers	333	346
Current tax receivable	102	107
Non Financial Guarantee Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Unearned premiums	86	91
Benefit reserves	388	388
Claim reserves	60	67
Insurance claims and policyholder liabilities	534	546
Non Affiliated Entity [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Current tax receivable	102	107
Payable to OMH [Member] | Financial Guarantee Insurance Product Line [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Unearned premiums	508	574
Claim reserves	78	88
Payable to OMH	586	662
Third-Party Beneficiaries [Member] | Financial Guarantee Insurance Product Line [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Unearned premiums	98	66
Benefit reserves	105	113
Claim reserves	20	22
Insurance claims and policyholder liabilities	$ 223	$ 201